Expense Example - FidelitySAIUSLargeCapIndexFund-PRO - FidelitySAIUSLargeCapIndexFund-PRO - Fidelity SAI U.S. Large Cap Index Fund - Fidelity SAI U.S. Large Cap Index Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 2
3 years	8
5 years	15
10 years	$ 38